Note 10 - Long-term Debt - Financing Costs Included in Loan Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance, at beginning of the period	$ 6,797	$ 7,300
Additions	7,584	1,733
Amortization and write-off	(2,907)	(2,236)
Balance, at end of the period	11,474	$ 6,797
Less: Current portion of financing costs	(3,200)
Financing costs, non-current portion	$ 8,274